PROVISIONS AND CONTINGENCIES - Tax Provision and Contingencies (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 01, 2024	Apr. 22, 2024
Disclosure of other provisions [line items]
Possible losses of regulatory contingencies	R$ 1,266,690	R$ 3,059,298
Concession plans		1,408,746
Reimbursement to monitor compliance			R$ 35,968
Revenues that should be included in the calculation [Member]
Disclosure of other provisions [line items]
Possible losses of regulatory contingencies	1,024,955	907,905
PADO [Member]
Disclosure of other provisions [line items]
Possible losses of regulatory contingencies	199,075	586,512
Fine aplied	127,741
Updated fine aplied	167,658
CADE [Member]
Disclosure of other provisions [line items]
Possible losses of regulatory contingencies	28,394	38,109
ANATEL [Member]
Disclosure of other provisions [line items]
Possible losses of regulatory contingencies	1,398,084	2,773,803
Main themes [Member]
Disclosure of other provisions [line items]
Other regulatory provisions	953,080	1,457,859
Other cases [Member]
Disclosure of other provisions [line items]
Other regulatory provisions	198,015	303,007
Possible losses of regulatory contingencies	R$ 401,863	R$ 932,077
State of São Paulo Amnesty Program [Member]
Disclosure of other provisions [line items]
Provisioned amount for ICMS disputes				R$ 727,821
Provisioned amount for ICMS disputes after refinancing program				371,052
State of Paraná Amnesty Program [Member]
Disclosure of other provisions [line items]
Provisioned amount for ICMS disputes				157,650
Provisioned amount for ICMS disputes after refinancing program				R$ 113,602